Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 33,836	$ 32,801	$ 33,480
Cost and Expenses:
Cost of goods sold	26,551	25,569	26,270
Selling, general and administrative expenses	3,094	3,036	3,214
Research and development expenses	1,222	1,129	1,026
Restructuring expenses	71	231	131
Interest expense	1,196	1,209	1,324
Other, net	328	280	335
Total cost and expenses	32,462	31,454	32,300
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,374	1,347	1,180
Income taxes	671	564	652
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	125	93	111
Net income (loss)	828	876	639
Net income attributable to noncontrolling interests	151	120	94
Net income attributable to owners of the parent	677	756	545
CNH Industrial N.V. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	56	101	59
Cost and Expenses:
Selling, general and administrative expenses	92	68	53
Interest expense	173	147	227
Other, net	395	36	(9)
Total cost and expenses	660	251	271
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(604)	(150)	(212)
Income taxes	41	20	(37)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,322	926	720
Net income (loss)	677	756	545
Net income attributable to owners of the parent	677	756	545
Case New Holland Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	10	11	43
Cost and Expenses:
Selling, general and administrative expenses	2	1	2
Interest expense	262	280	209
Other, net	1
Total cost and expenses	265	281	211
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(255)	(270)	(168)
Income taxes	(95)	(101)	(67)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,056	682	621
Net income (loss)	896	513	520
Net income attributable to owners of the parent	896	513	520
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	15,714	15,365	13,739
Cost and Expenses:
Cost of goods sold	12,647	12,543	11,364
Selling, general and administrative expenses	750	752	687
Research and development expenses	455	425	334
Restructuring expenses	1		(2)
Interest expense	136	116	141
Interest compensation to Financial Services	206	198	193
Other, net	(108)	235	185
Total cost and expenses	14,087	14,269	12,902
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,627	1,096	837
Income taxes	372	281	195
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	355	453	428
Net income (loss)	1,610	1,268	1,070
Net income attributable to owners of the parent	1,610	1,268	1,070
All Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	25,472	24,155	25,843
Cost and Expenses:
Cost of goods sold	20,615	19,197	20,527
Selling, general and administrative expenses	2,250	2,215	2,472
Research and development expenses	767	704	692
Restructuring expenses	70	231	133
Interest expense	1,124	1,128	1,137
Other, net	40	9	159
Total cost and expenses	24,866	23,484	25,120
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	606	671	723
Income taxes	353	364	561
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	601	256	188
Net income (loss)	854	563	350
Net income attributable to noncontrolling interests	151	120	94
Net income attributable to owners of the parent	703	443	256
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	(7,416)	(6,831)	(6,204)
Cost and Expenses:
Cost of goods sold	(6,711)	(6,171)	(5,621)
Interest expense	(499)	(462)	(390)
Interest compensation to Financial Services	(206)	(198)	(193)
Total cost and expenses	(7,416)	(6,831)	(6,204)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(3,209)	(2,224)	(1,846)
Net income (loss)	(3,209)	(2,224)	(1,846)
Net income attributable to owners of the parent	$ (3,209)	$ (2,224)	$ (1,846)